Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments given (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contingent liabilities		£ 23,777	£ 19,394
Documentary credits and other short-term trade related transactions		1,291	1,741
Standby facilities, credit lines and other commitments	[1]	268,736	256,027
Total off-balance sheet		293,804	277,162
On demand [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		22,836	15,435
Documentary credits and other short-term trade related transactions		1,287	70
Standby facilities, credit lines and other commitments		264,346	250,802
Total off-balance sheet		288,469	266,307
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		366	1,102
Documentary credits and other short-term trade related transactions		3	1,263
Standby facilities, credit lines and other commitments		1,134	1,734
Total off-balance sheet		1,503	4,099
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		86	553
Documentary credits and other short-term trade related transactions		1	325
Standby facilities, credit lines and other commitments		792	1,311
Total off-balance sheet		879	2,189
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		125	145
Documentary credits and other short-term trade related transactions		0	55
Standby facilities, credit lines and other commitments		973	397
Total off-balance sheet		1,098	597
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		140	170
Documentary credits and other short-term trade related transactions		0	14
Standby facilities, credit lines and other commitments		638	667
Total off-balance sheet		778	851
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		143	415
Documentary credits and other short-term trade related transactions		0	11
Standby facilities, credit lines and other commitments		118	311
Total off-balance sheet		261	737
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		42	435
Documentary credits and other short-term trade related transactions		0	3
Standby facilities, credit lines and other commitments		98	257
Total off-balance sheet		140	695
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		28	641
Documentary credits and other short-term trade related transactions		0	0
Standby facilities, credit lines and other commitments		273	424
Total off-balance sheet		301	1,065
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		3	319
Documentary credits and other short-term trade related transactions		0	0
Standby facilities, credit lines and other commitments		139	19
Total off-balance sheet		142	338
Over ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		8	179
Documentary credits and other short-term trade related transactions		0	0
Standby facilities, credit lines and other commitments		225	105
Total off-balance sheet		£ 233	£ 284

[1]	Provisions held against contingent liabilities and commitments equal £252m (2018: £217m) for Barclays Bank Group .